Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of Initial Fixed $100
						Investment Based On:
				Average
				Summary	Average
		Summary		Compensation	Compensation		Peer Group
		Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Annual Total
		Table Total for	Actually Paid	Non-PEO	to Non-PEO	Stockholder	Stockholder	Net Income	Stockholder
Fiscal Year		PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(millions)(7)	Return (8)
(a)		(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023		$7,791,216	$15,260,065	$2,162,999	$1,986,753	$280	$220	$(9.0)	46%
2022	(9)	$1,711,519	$(11,472,649)	$2,056,390	$(913,162)	$198	$136	$15.4	(72)%
2021	(9)	$1,927,198	$13,835,135	$1,249,992	$2,443,631	$596	$192	$81.2	97%
2020		$15,959,261	$53,556,375	$1,701,933	$7,078,010	$557	$128	$31.0	381%
(1)

This column represents the amount of total compensation reported for Mr. Sanford (our Chairman and Chief Executive Officer of the Company and eXp Realty) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(2)

This column represents the amount of “compensation actually paid” to Mr. Sanford, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sanford during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sanford’s total compensation for fiscal year 2023, 2022, and 2021 to determine the “compensation actually paid” in each applicable year:

Reported Summary
	Reported Summary	Compensation Table
	Compensation Table	Value of PEO Equity	Adjusted Value of	Compensation
Fiscal Year	Total for PEO(a)	Awards(b)	Equity Awards(c)	Actually Paid to PEO
2023	$7,791,216	$6,203,788	$13,672,637	$15,260,065
(a)	This column represents the amount of total compensation reported for Mr. Sanford for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)	This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.

(c)	This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Sanford to arrive at “compensation actually paid” to Mr. Sanford for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Value of
Dividends or
					Fair Value	other
					at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
	Fiscal Year	Year Change			Fiscal	Awards not
	End Fair	in Fair Value			Year of	Otherwise
	Value of	of		Change in	Equity	Reflected in
	Outstanding	Outstanding		Fair Value of	Awards	Fair Value or
	and	and	Fair Value as	Equity	that Failed	Total
	Unvested	Unvested	of Vesting	Awards	to Meet	Compensation
	Equity	Equity	Date of Equity	Granted in	Vesting	in the
	Awards	Awards at	Awards	Prior Fiscal	Conditions	Summary	Adjusted
	Granted in	FYE Granted	Granted and	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	Vested in the	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Fiscal Year	Fiscal Year	Year	Fiscal Year	Awards
2023	$5,248,999	$-	$801,786	$915,323	$(1,229,995)	$7,936,524	$13,672,637

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to, for RSU awards, the closing price of our common stock on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

(3)

This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Sanford) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Jeff Whiteside, Kent Cheng, Shoeb Ansari, James Bramble, and Leo Pareja; (ii) for 2022, Jeff Whiteside, Shoeb Ansari, Jason Gesing, and Michael Valdes; (iii) for 2021, Jeff Whiteside, Jason Gesing, Courtney Keating (Chakarun), and Michael Valdes; and (iv) for 2020, Jeff Whiteside, Stacey Onnen, Michael Valdes, and Courtney Keating (Chakarun).

(4) This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sanford), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sanford) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sanford) for fiscal year 2023, 2022 and 2021 to determine the compensation actually paid in each applicable fiscal year, using the same adjustment methodology described above in Note 2(c):

Average
	Average	Reported
	Reported Summary	Summary	Average Non-PEO	Average
	Compensation Table	Compensation Table	NEO Adjusted Value	Compensation
	Total for Non-PEO	Value of Non-PEO	of Equity	Actually Paid to Non-
Fiscal Year	NEOs(a)	NEO Equity Awards(b)	Awards(c)	PEO NEOs
2023	$2,162,999	$1,421,500	$1,245,253	$1,986,753
(a)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Compensation Tables section of the Company’s Proxy Statement for the applicable year. The amount in this column is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Sanford) to arrive at “compensation actually paid” to each NEO (excluding Mr. Sanford) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Sanford) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Average Value
					Average	of Dividends
					Fair Value	or other
		Average			at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
		Year Change			Fiscal	Awards not
		in Fair Value	Average Fair	Average	Year of	Otherwise
		of	Value as of	Change in	Equity	Reflected in
	Average	Outstanding	Vesting Date	Fair Value of	Awards	Fair Value or
	Fiscal Year	and	of Equity	Equity	that Failed	Total
	End Fair	Unvested	Awards	Awards	to Meet	Compensation
	Value of	Equity	Granted in the	Granted in	Vesting	in the	Adjusted
	Equity	Awards at	Fiscal Year	Prior Fiscal	Conditions	Summary	Average
	Awards Granted in	FYE Granted	and Vested in	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	the Fiscal	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Year	Fiscal Year	Year	Fiscal Year	Awards
2023	$900,730	$31,107	$207,710	$105,489	$-	$217	$1,245,253

(5)

Company total stockholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021, 2020-2022, and 2020-2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Homebuilders Select Industry Index.

(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(8) Annual TSR is Company TSR calculated by dividing the sum of the cumulative amount of dividends for each measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period divided by the Company’s share price at the beginning of the measurement period. For this purpose, the measurement periods are as follows: for 2023, September 28, 2022 through September 28, 2023; for 2022, September 28, 2021 through September 28, 2022; for 2021, September 28, 2020 through September 28, 2021; and for 2020, September 28, 2019 through September 28, 2020.

(9) As noted in the footnotes to the Summary Compensation Table, due to an administrative error, the “Salary” presented for Mr. Sanford and Mr. Whiteside was overstated in 2022 by approximately $62,981 and $9,615, respectively, and in 2021 by approximately $28,365 and $1,923, respectively. The corrected values are reflected in the Summary Compensation Table in this proxy statement. Also, as noted in the footnotes to the Summary Compensation Table, Mr. Ansari received a $6,250 bonus payment during 2023 that was earned during 2022, but not paid due to an inadvertent administrative error. In addition, due to an administrative error, the “Compensation Actually Paid to PEO” previously presented for Mr. Sanford in 2021 was overstated by $41,500,556, and the  Average Compensation Actually Paid to Non-PEO Neos  for 2022 was overstated by $5,654,462. The amounts disclosed in this Pay Versus Performance disclosure reflect the correct amounts.

Company Selected Measure Name	Annual TSR
Named Executive Officers, Footnote

						Value of Initial Fixed $100
						Investment Based On:
				Average
				Summary	Average
		Summary		Compensation	Compensation		Peer Group
		Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Annual Total
		Table Total for	Actually Paid	Non-PEO	to Non-PEO	Stockholder	Stockholder	Net Income	Stockholder
Fiscal Year		PEO(1)	to PEO(2)	NEOs(3)	NEOs(4)	Return(5)	Return(6)	(millions)(7)	Return (8)
(a)		(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023		$7,791,216	$15,260,065	$2,162,999	$1,986,753	$280	$220	$(9.0)	46%
2022	(9)	$1,711,519	$(11,472,649)	$2,056,390	$(913,162)	$198	$136	$15.4	(72)%
2021	(9)	$1,927,198	$13,835,135	$1,249,992	$2,443,631	$596	$192	$81.2	97%
2020		$15,959,261	$53,556,375	$1,701,933	$7,078,010	$557	$128	$31.0	381%
(1)

This column represents the amount of total compensation reported for Mr. Sanford (our Chairman and Chief Executive Officer of the Company and eXp Realty) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.

(3)

This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Sanford) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Jeff Whiteside, Kent Cheng, Shoeb Ansari, James Bramble, and Leo Pareja; (ii) for 2022, Jeff Whiteside, Shoeb Ansari, Jason Gesing, and Michael Valdes; (iii) for 2021, Jeff Whiteside, Jason Gesing, Courtney Keating (Chakarun), and Michael Valdes; and (iv) for 2020, Jeff Whiteside, Stacey Onnen, Michael Valdes, and Courtney Keating (Chakarun).

Peer Group Issuers, Footnote
(6)

This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P Homebuilders Select Industry Index.

PEO Total Compensation Amount	$ 7,791,216	$ 1,711,519	$ 1,927,198	$ 15,959,261
PEO Actually Paid Compensation Amount	$ 15,260,065	(11,472,649)	13,835,135	53,556,375
Adjustment To PEO Compensation, Footnote
(2)

This column represents the amount of “compensation actually paid” to Mr. Sanford, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Sanford during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sanford’s total compensation for fiscal year 2023, 2022, and 2021 to determine the “compensation actually paid” in each applicable year:

Reported Summary
	Reported Summary	Compensation Table
	Compensation Table	Value of PEO Equity	Adjusted Value of	Compensation
Fiscal Year	Total for PEO(a)	Awards(b)	Equity Awards(c)	Actually Paid to PEO
2023	$7,791,216	$6,203,788	$13,672,637	$15,260,065
(a)	This column represents the amount of total compensation reported for Mr. Sanford for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)	This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the corresponding fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.

(c)	This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Sanford to arrive at “compensation actually paid” to Mr. Sanford for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Value of
Dividends or
					Fair Value	other
					at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
	Fiscal Year	Year Change			Fiscal	Awards not
	End Fair	in Fair Value			Year of	Otherwise
	Value of	of		Change in	Equity	Reflected in
	Outstanding	Outstanding		Fair Value of	Awards	Fair Value or
	and	and	Fair Value as	Equity	that Failed	Total
	Unvested	Unvested	of Vesting	Awards	to Meet	Compensation
	Equity	Equity	Date of Equity	Granted in	Vesting	in the
	Awards	Awards at	Awards	Prior Fiscal	Conditions	Summary	Adjusted
	Granted in	FYE Granted	Granted and	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	Vested in the	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Fiscal Year	Fiscal Year	Year	Fiscal Year	Awards
2023	$5,248,999	$-	$801,786	$915,323	$(1,229,995)	$7,936,524	$13,672,637

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to, for RSU awards, the closing price of our common stock on the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,162,999	2,056,390	1,249,992	1,701,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,986,753	(913,162)	2,443,631	7,078,010
Adjustment to Non-PEO NEO Compensation Footnote

(4) This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sanford), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sanford) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sanford) for fiscal year 2023, 2022 and 2021 to determine the compensation actually paid in each applicable fiscal year, using the same adjustment methodology described above in Note 2(c):

Average
	Average	Reported
	Reported Summary	Summary	Average Non-PEO	Average
	Compensation Table	Compensation Table	NEO Adjusted Value	Compensation
	Total for Non-PEO	Value of Non-PEO	of Equity	Actually Paid to Non-
Fiscal Year	NEOs(a)	NEO Equity Awards(b)	Awards(c)	PEO NEOs
2023	$2,162,999	$1,421,500	$1,245,253	$1,986,753
(a)	This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Sanford) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Compensation Tables section of the Company’s Proxy Statement for the applicable year. The amount in this column is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Sanford) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Sanford) to arrive at “compensation actually paid” to each NEO (excluding Mr. Sanford) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Sanford) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Average Value
					Average	of Dividends
					Fair Value	or other
		Average			at the End	Earnings Paid
		Fiscal Year			of the	on Stock or
		over Fiscal			Prior	Option
		Year Change			Fiscal	Awards not
		in Fair Value	Average Fair	Average	Year of	Otherwise
		of	Value as of	Change in	Equity	Reflected in
	Average	Outstanding	Vesting Date	Fair Value of	Awards	Fair Value or
	Fiscal Year	and	of Equity	Equity	that Failed	Total
	End Fair	Unvested	Awards	Awards	to Meet	Compensation
	Value of	Equity	Granted in the	Granted in	Vesting	in the	Adjusted
	Equity	Awards at	Fiscal Year	Prior Fiscal	Conditions	Summary	Average
	Awards Granted in	FYE Granted	and Vested in	Years that	in the	Compensation	Value of
	the Fiscal	in Prior	the Fiscal	Vested in the	Fiscal	Table for the	Equity
Fiscal Year	Year	Fiscal Years	Year	Fiscal Year	Year	Fiscal Year	Awards
2023	$900,730	$31,107	$207,710	$105,489	$-	$217	$1,245,253

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The Company believes that reliance on formulaic financial performance measures can result in compensation that is unrelated to the value delivered by our named executive officers because formulaic financial measures do not consider the specific performance of the executive officers or any unique circumstances or strategic considerations related to a named executive officer or the Company for the relevant fiscal year. Rather than rely on a specific formula-based model, we believe that retaining discretion to assess the overall performance of NEOs gives the Company the ability to more accurately reflect individual contributions that cannot be absolutely quantified. Consequently, in fiscal 2023 we employed one financial measure to determine executive compensation actually paid to the Company’s NEOs, as follows:

•Annual TSR.

Total Shareholder Return Amount	$ 280	198	596	557
Peer Group Total Shareholder Return Amount	220	136	192	128
Net Income (Loss)	$ (9,000,000.0)	$ 15,400,000	$ 81,200,000	$ 31,000,000.0
Company Selected Measure Amount	46	(72)	97	381
PEO Name	Glenn Sanford
Measure:: 1
Pay vs Performance Disclosure
Name	Annual TSR
Non-GAAP Measure Description

(8) Annual TSR is Company TSR calculated by dividing the sum of the cumulative amount of dividends for each measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period divided by the Company’s share price at the beginning of the measurement period. For this purpose, the measurement periods are as follows: for 2023, September 28, 2022 through September 28, 2023; for 2022, September 28, 2021 through September 28, 2022; for 2021, September 28, 2020 through September 28, 2021; and for 2020, September 28, 2019 through September 28, 2020.

PEO | Reported Summary Compensation Table Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,203,788)
PEO | Adjusted Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,672,637
PEO | Fiscal Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,248,999
PEO | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	915,323
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	801,786
PEO | Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,229,995)
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,936,524
PEO | Sanford
Pay vs Performance Disclosure
Overstated salary		$ 62,981	$ 28,365
Non-PEO NEO | Reported Summary Compensation Table Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,421,500)
Non-PEO NEO | Adjusted Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,245,253
Non-PEO NEO | Fiscal Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,730
Non-PEO NEO | Fiscal Year Over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,107
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,489
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,710
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217
Non-PEO NEO | Whiteside
Pay vs Performance Disclosure
Overstated salary		$ 9,615	$ 1,923
Non-PEO NEO | Ansari
Pay vs Performance Disclosure
Bonus	$ 6,250